Income Tax Expense (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Deferred tax assets:
Net operating loss carry-forward	¥ 201,482	¥ 184,081
Less: valuation allowance	(199,672)	(98,978)	¥ (98,081)
Total deferred tax assets	1,810	85,103
Deferred tax liabilities:
Intangible assets	21,893	21,707
Withholding tax	20,200
Total deferred tax liabilities	¥ 42,093	¥ 21,707